Convertible Preferred Stock - Additional Information (Detail) - USD ($)	1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 31, 2017	Jan. 31, 2016	Dec. 31, 2015	Jan. 31, 2015	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Authorized capital stock						10,000,000	0
Issuance of convertible preferred stock						0	0
Convertible preferred stock issued, price per share						$ 0.0001	$ 0.0001
Convertible preferred stock issuance costs								$ 90,868
Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Authorized capital stock							56,347,420
Series C Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Authorized capital stock						0	26,215,411
Issuance of convertible preferred stock				183,333	6,000,000	0	26,215,411
Convertible preferred stock issued, price per share				$ 1.50	$ 1.50	$ 0.0001	$ 0.0001
Gross proceeds from issuance and sale of convertible preferred stock				$ 275,000
Net proceeds from issuance and sale of convertible preferred stock					$ 9,000,000			$ 9,275,001
Series D Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Authorized capital stock						0	21,099,351
Issuance of convertible preferred stock		6,714,413	14,384,938			0	21,099,351	14,384,938
Convertible preferred stock issued, price per share		$ 2.234	$ 2.234			$ 0.0001	$ 0.0001	$ 2.234
Gross proceeds from issuance and sale of convertible preferred stock			$ 32,135,951
Net proceeds from issuance and sale of convertible preferred stock		$ 15,000,000					$ 14,863,020	$ 32,050,646
Convertible preferred stock issuance costs		$ 136,980	$ 85,306
Series E Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Issuance of convertible preferred stock	7,792,035
Convertible preferred stock issued, price per share	$ 2.571
Gross proceeds from issuance and sale of convertible preferred stock	$ 20,033,322
Net proceeds from issuance and sale of convertible preferred stock						$ 19,747,847
Convertible preferred stock issuance costs	$ 285,475